Document and Entity Information	0 Months Ended
Feb. 28, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2013
Entity Registrant Name	AMERICAN BEACON FUNDS
Entity Central Index Key	0000809593
Amendment Flag	false
Document Creation Date	Feb. 28, 2014
Document Effective Date	Feb. 28, 2014
Prospectus Date	Feb. 28, 2014
American Beacon Balanced Fund (Prospectus Summary) | American Beacon Balanced Fund | A Class
Risk/Return:
Trading Symbol	ABFAX
American Beacon Balanced Fund (Prospectus Summary) | American Beacon Balanced Fund | C Class
Risk/Return:
Trading Symbol	ABCCX
American Beacon Balanced Fund (Prospectus Summary) | American Beacon Balanced Fund | Y Class
Risk/Return:
Trading Symbol	ACBYX
American Beacon Balanced Fund (Prospectus Summary) | American Beacon Balanced Fund | Advisor Class
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Trading Symbol	ABLSX
American Beacon Balanced Fund (Prospectus Summary) | American Beacon Balanced Fund | Institutional Class
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Trading Symbol	AADBX
American Beacon Balanced Fund (Prospectus Summary) | American Beacon Balanced Fund | Investor Class
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Trading Symbol	AABPX
American Beacon Large Cap Value Fund (Prospectus Summary) | American Beacon Large Cap Value Fund | A Class
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Trading Symbol	ALVAX
American Beacon Large Cap Value Fund (Prospectus Summary) | American Beacon Large Cap Value Fund | C Class
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Trading Symbol	ALVCX
American Beacon Large Cap Value Fund (Prospectus Summary) | American Beacon Large Cap Value Fund | Y Class
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Trading Symbol	ABLYX
American Beacon Large Cap Value Fund (Prospectus Summary) | American Beacon Large Cap Value Fund | Advisor Class
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Trading Symbol	AVASX
American Beacon Large Cap Value Fund (Prospectus Summary) | American Beacon Large Cap Value Fund | Institutional Class
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Trading Symbol	AADEX
American Beacon Large Cap Value Fund (Prospectus Summary) | American Beacon Large Cap Value Fund | Investor Class
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Trading Symbol	AAGPX
American Beacon Large Cap Value Fund (Prospectus Summary) | American Beacon Large Cap Value Fund | Retirement Class
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Trading Symbol	ALCRX
American Beacon Mid-Cap Value Fund (Prospectus Summary) | American Beacon Mid-Cap Value Fund | A Class
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Trading Symbol	ABMAX
American Beacon Mid-Cap Value Fund (Prospectus Summary) | American Beacon Mid-Cap Value Fund | C Class
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Trading Symbol	AMCCX
American Beacon Mid-Cap Value Fund (Prospectus Summary) | American Beacon Mid-Cap Value Fund | Y Class
Risk/Return:
Trading Symbol	ACMYX
American Beacon Mid-Cap Value Fund (Prospectus Summary) | American Beacon Mid-Cap Value Fund | Advisor Class
Risk/Return:
Trading Symbol	AMCSX
American Beacon Mid-Cap Value Fund (Prospectus Summary) | American Beacon Mid-Cap Value Fund | Institutional Class
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Trading Symbol	AACIX
American Beacon Mid-Cap Value Fund (Prospectus Summary) | American Beacon Mid-Cap Value Fund | Investor Class
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Trading Symbol	AMPAX
American Beacon Small Cap Value Fund (Prospectus Summary) | American Beacon Small Cap Value Fund | A Class
Risk/Return:
Trading Symbol	ABSAX
American Beacon Small Cap Value Fund (Prospectus Summary) | American Beacon Small Cap Value Fund | C Class
Risk/Return:
Trading Symbol	ASVCX
American Beacon Small Cap Value Fund (Prospectus Summary) | American Beacon Small Cap Value Fund | Y Class
Risk/Return:
Trading Symbol	ABSYX
American Beacon Small Cap Value Fund (Prospectus Summary) | American Beacon Small Cap Value Fund | Advisor Class
Risk/Return:
Trading Symbol	AASSX
American Beacon Small Cap Value Fund (Prospectus Summary) | American Beacon Small Cap Value Fund | Institutional Class
Risk/Return:
Trading Symbol	AVFIX
American Beacon Small Cap Value Fund (Prospectus Summary) | American Beacon Small Cap Value Fund | Investor Class
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Trading Symbol	AVPAX
American Beacon Small Cap Value Fund (Prospectus Summary) | American Beacon Small Cap Value Fund | Retirement Class
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Trading Symbol	ASCVX
American Beacon Small Cap Value II Fund (Prospectus Summary) | American Beacon Small Cap Value II Fund | Y Class
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Trading Symbol	ABBYX
American Beacon Small Cap Value II Fund (Prospectus Summary) | American Beacon Small Cap Value II Fund | Investor Class
Risk/Return:
Trading Symbol	ABBVX
American Beacon International Equity Fund (Prospectus Summary) | American Beacon International Equity Fund | A Class
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Trading Symbol	AIEAX
American Beacon International Equity Fund (Prospectus Summary) | American Beacon International Equity Fund | C Class
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Trading Symbol	AILCX
American Beacon International Equity Fund (Prospectus Summary) | American Beacon International Equity Fund | Y Class
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Trading Symbol	ABEYX
American Beacon International Equity Fund (Prospectus Summary) | American Beacon International Equity Fund | Advisor Class
Risk/Return:
Trading Symbol	AAISX
American Beacon International Equity Fund (Prospectus Summary) | American Beacon International Equity Fund | Institutional Class
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Trading Symbol	AAIEX
American Beacon International Equity Fund (Prospectus Summary) | American Beacon International Equity Fund | Investor Class
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Trading Symbol	AAIPX
American Beacon International Equity Fund (Prospectus Summary) | American Beacon International Equity Fund | Retirement Class
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Trading Symbol	ABIRX
American Beacon Emerging Markets Fund (Prospectus Summary) | American Beacon Emerging Markets Fund | A Class
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Trading Symbol	AEMAX
American Beacon Emerging Markets Fund (Prospectus Summary) | American Beacon Emerging Markets Fund | C Class
Risk/Return:
Trading Symbol	AEMCX
American Beacon Emerging Markets Fund (Prospectus Summary) | American Beacon Emerging Markets Fund | Y Class
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Trading Symbol	ACEYX
American Beacon Emerging Markets Fund (Prospectus Summary) | American Beacon Emerging Markets Fund | Institutional Class
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Trading Symbol	AEMFX
American Beacon Emerging Markets Fund (Prospectus Summary) | American Beacon Emerging Markets Fund | Investor Class
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Trading Symbol	AAEPX
American Beacon High Yield Bond Fund [Prospectus Summary] | American Beacon High Yield Bond Fund | A Class
Risk/Return:
Trading Symbol	ABHAX
American Beacon High Yield Bond Fund [Prospectus Summary] | American Beacon High Yield Bond Fund | C Class
Risk/Return:
Trading Symbol	AHBCX
American Beacon High Yield Bond Fund [Prospectus Summary] | American Beacon High Yield Bond Fund | Y Class
Risk/Return:
Trading Symbol	ACYYX
American Beacon High Yield Bond Fund [Prospectus Summary] | American Beacon High Yield Bond Fund | Institutional Class
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Trading Symbol	AYBFX
American Beacon High Yield Bond Fund [Prospectus Summary] | American Beacon High Yield Bond Fund | Investor Class
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Trading Symbol	AHYPX
American Beacon Retirement Income and Appreciation Fund [Prospectus Summary] | American Beacon Retirement Income and Appreciation Fund | A Class
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Trading Symbol	AAPAX
American Beacon Retirement Income and Appreciation Fund [Prospectus Summary] | American Beacon Retirement Income and Appreciation Fund | C Class
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Trading Symbol	ABACX
American Beacon Retirement Income and Appreciation Fund [Prospectus Summary] | American Beacon Retirement Income and Appreciation Fund | Y Class
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Trading Symbol	ACRYX
American Beacon Retirement Income and Appreciation Fund [Prospectus Summary] | American Beacon Retirement Income and Appreciation Fund | Investor Class
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Trading Symbol	AANPX
American Beacon Intermediate Bond Fund (Prospectus Summary) | American Beacon Intermediate Bond Fund | A Class
Risk/Return:
Trading Symbol	AITAX
American Beacon Intermediate Bond Fund (Prospectus Summary) | American Beacon Intermediate Bond Fund | C Class
Risk/Return:
Trading Symbol	AIBCX
American Beacon Intermediate Bond Fund (Prospectus Summary) | American Beacon Intermediate Bond Fund | Y Class
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Trading Symbol	ACTYX
American Beacon Intermediate Bond Fund (Prospectus Summary) | American Beacon Intermediate Bond Fund | Institutional Class
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Trading Symbol	AABDX
American Beacon Intermediate Bond Fund (Prospectus Summary) | American Beacon Intermediate Bond Fund | Investor Class
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Trading Symbol	ABIPX
American Beacon Short-Term Bond Fund [Prospectus Summary] | American Beacon Short-Term Bond Fund | A Class
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Trading Symbol	ANSAX
American Beacon Short-Term Bond Fund [Prospectus Summary] | American Beacon Short-Term Bond Fund | C Class
Risk/Return:
Trading Symbol	ATBCX
American Beacon Short-Term Bond Fund [Prospectus Summary] | American Beacon Short-Term Bond Fund | Y Class
Risk/Return:
Trading Symbol	ACOYX
American Beacon Short-Term Bond Fund [Prospectus Summary] | American Beacon Short-Term Bond Fund | Institutional Class
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Trading Symbol	AASBX
American Beacon Short-Term Bond Fund [Prospectus Summary] | American Beacon Short-Term Bond Fund | Investor Class
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Trading Symbol	AALPX
American Beacon Balanced Fund (Prospectus Summary) | American Beacon Balanced Fund | AMR Class
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Trading Symbol	AABNX
American Beacon Large Cap Value Fund (Prospectus Summary) | American Beacon Large Cap Value Fund | AMR Class
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Trading Symbol	AAGAX
American Beacon Mid-Cap Value Fund (Prospectus Summary) | American Beacon Mid-Cap Value Fund | AMR Class
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Trading Symbol	AMDIX
American Beacon Small Cap Value Fund (Prospectus Summary) | American Beacon Small Cap Value Fund | AMR Class
Risk/Return:
Trading Symbol	AASVX
American Beacon International Equity Fund (Prospectus Summary) | American Beacon International Equity Fund | AMR Class
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Trading Symbol	AAIAX
American Beacon Emerging Markets Fund | American Beacon Emerging Markets Fund | AMR Class
Risk/Return:
Trading Symbol	AAMRX
American Beacon High Yield Bond Fund (Prospectus Summary) | American Beacon High Yield Bond Fund | AMR Class
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Trading Symbol	ABMRX